Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 764	$ 508	$ 1,100	$ 853	$ 1,100
Amortization of intangible assets	$ 92	$ 83	$ 168	$ 167	$ 69